PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 259,534	$ 249,266
Less Accumulated Depreciation and Amortization	(47,282)	(33,580)
Property, Plant and Equipment, Net	212,252	215,686
Depreciation expense	14,300	13,500
Amortization recognized for finance leases	600	300
Capitalized interest	0	300
Land
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	70,888	70,888
Buildings
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	154,039	143,207
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	1,483	827
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	15,574	14,680
Equipment and Software
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	11,094	9,498
Construction in Progress
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	6,456	10,166
Property, Plant and Equipment, Net	$ 212,252	$ 215,686